Trade and other payables	9 Months Ended
Sep. 30, 2022
Trade and other payables [Abstract]
Trade and other payables
12. Trade and other payables

	September 30, 2022 £’000	December 31, 2021 £’000
Trade payables	10,042	7,499
Other taxation and social security	1,423	532
Accruals	53,078	27,382
Other payables	385	23
	64,928	35,436

Accruals include estimates for rebates, chargebacks, other customer fees and returns in respect of product revenue from the sale of KIMMTRAK and pre-product revenue from the sale of tebentafusp.